Vessels	6 Months Ended
Jun. 30, 2013
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

6. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(41,477)	(41,477)
Vessel acquisitions and other vessels' cost	47,104	-	47,104
Transfer from advances for vessel acquisitions	392,996	-	392,996
Disposals	(25,900)	22,533	(3,367)
Balance, June 30, 2013	2,718,236	(740,635)	1,977,601

During the six-month period ended June 30, 2013, the Company took delivery from the shipyard the four newbuild container vessels (Note 5 (a)) MSC Athens, MSC Athos, Valor and Value at an aggregate total cost of $392,996. Furthermore, during the six-month period ended June 30, 2013, the Company acquired three secondhand container vessels Venetiko, Petalidi (Note 18(c)) and Ensenada Express (Note 18(c)) at an aggregate price of $47,104.
On December 3, 2012, the Company contracted to sell for scrap vessel MSC Washington at a sale price of $8,154. The vessel was delivered to her scrap buyers on January 2, 2013. As of December 31, 2012, the Company had received the total sale price from the scrap buyers amounting to $7,909, net of expenses related to the sale, which is included in Other current liabilities in the 2012 consolidated balance sheet. During the six-month period ended June 30, 2013, the Company sold for scrap the container vessel MSC Austria at a sale price of $7,856. From the aforementioned sales the Company recognized a gain of $6,460, which is separately reflected in Gain on sale/disposal of vessels, net in the accompanying 2013 consolidated statement of income.
During the year ended December 31, 2012, the Company acquired five secondhand containerships, MSC Ulsan, Koroni, Kyparissia, Stadt Luebeck and Messini at an aggregate price of $73,000.
During the six-month period ended June 30, 2012, the Company sold for scrap the container vessels Gather, Gifted and Genius I at an aggregate price of $18,384 and recognized a net gain of $1,303, which is separately reflected in Gain on sale/disposal of vessels, net in the accompanying 2012 consolidated statement of income.
As of June 30, 2013, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Forty-five of the Company's vessels, having a total carrying value of $1,805,344 as of June 30, 2013, have been provided as collateral to secure the long-term debt discussed in Note 9.